Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Advances from customers			$ 5,446
Contract liabilities		7,227
As Reported [Member]
Deferred cost of revenues - current
Deferred cost of revenues - non-current
Advances from customers
Contract liabilities		6,538
Deferred revenues - current	[1]	84
Accumulated deficit		(179,672)
Ajustment [Member]
Deferred cost of revenues - current		2,308
Deferred cost of revenues - non-current		4,617
Advances from customers		6,538
Contract liabilities
Deferred revenues - current	[1]	5,411
Accumulated deficit		(178,073)
Restatement [Member]
Deferred cost of revenues - current		(2,308)
Deferred cost of revenues - non-current		(4,617)
Advances from customers		(6,538)
Contract liabilities		6,538
Deferred revenues - current	[1]	(5,327)
Accumulated deficit		$ (1,599)

[1]	For the contracts related to Android+ platform solutions, the Group initially defers and then recognizes the entire revenue from the contracts through the PCS period under ASC 605, and recognizes the revenue derived from the performance obligation of the delivery of software at a point in time when the customers sign off the acceptance in accordance with ASC 606.